Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments under Non-cancellable Operating Lease Agreements ¥ in Thousands	Sep. 30, 2022 CNY (¥)
Schedule of Future Minimum Lease Payments Under Non Cancellable Operating Lease Agreements [Abstract]
2023	¥ 339,513
2024	211,216
2025	81,947
2026	34,447
2027 and thereafter	37,905
Total	¥ 705,028